UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07359
HYPERION STRATEGIC BOND FUND, INC.
(Exact name of registrant as specified in charter)
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK 10006-1404
(Address of principal executive offices) (Zip code)
JOHN H. DOLAN, PRESIDENT
HYPERION STRATEGIC BOND FUND, INC.
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK, 10006-1404
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: July 31
Date of reporting period: July 31, 2005

Item 1. Reports to Shareholders.

HYPERION
STRATEGIC
BOND FUND,
INC.

Annual Report

July 31, 2005

HYPERION STRATEGIC BOND FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by asset category as of July 31, 2005.

HYPERION STRATEGIC BOND FUND, INC.

Portfolio of Investments As Of July 31, 2005*

* As a percentage of total investments.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2005				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES – 25.8%
AQ Finance NIM Trust

Series 2003-N11A, Class Note*	7.14%		10/25/33	$57		$56,556
Argent NIM Trust

Series 2004-WN3, Class B*	6.00		03/25/34	1,654		1,588,172
CDC Mortgage Capital Trust

Series 2003-HE1N, Class Note*	10.00		08/25/33	53		52,712
First Franklin Mortgage Loan Trust

Series 2003-FF5, Class B* (d)	6.00/6.50		02/25/34	1,000		927,934

Series 2004-FFH2, Class B1* (c)	6.96	†	06/25/34	3,000	@	2,816,715

Series 2004-FF8, Class B4* (c)	6.96	†	10/25/34	1,000		900,977

						4,645,626

Green Tree Financial Corp.

Series 1998-04, Class M1	6.83		03/01/28	2,000		720,000

Series 1998-03, Class M1	6.86		03/01/30	2,000		760,000

Series 1997-7, Class B1	6.99		07/15/29	2,461		344,507

Series 1997-3, Class M1	7.53		03/15/28	2,500		1,450,000

Series 1996-9, Class M1	7.63		01/15/28	2,300		2,024,000

						5,298,507

Lehman ABS Manufactured Housing

Series 2001-B, Class M1	6.63		03/15/28	4,000	@	3,896,908
Long Beach Asset Holdings Corp.

Series 2003-3, Class N1*	7.26		07/25/33	14		13,648
Long Beach Mortgage Loan Trust

Series 2002-5, Class M4B	6.00		11/25/32	5,000	@	4,928,520

Series 2005-1, Class B1* (c)	6.71	†	02/25/35	5,000	@	4,549,665

						9,478,185

Mid-State Trust

Series 2004-1, Class B	8.90		08/15/37	3,365	@	3,530,397
Park Place Securities NIM Trust

Series 2005-WCH1, Class C*	9.00		02/25/35	1,125		1,113,750
Renaissance NIM Trust

Series 2003-D, Class Note*	6.66		03/26/34	150		149,782
Sail Net Interest Margin Notes

Series 2004-BNC2, Class B*	7.00		12/27/34	1,817		1,758,553

Series 2003-5, Class A*	7.35		06/27/33	112		111,421

Series 2003-3, Class A*	7.75		04/27/33	119		119,217

Series 2004-2A, Class B*	8.00		03/27/34	2,465		2,169,200

						4,158,391

Structured Asset Investment Loan Trust

Series 2004-4, Class B* (d)	5.00/5.50		04/25/34	2,858		2,471,224

Series 2004-11, Class B* (d)	5.00/5.50		01/25/35	3,999		3,493,486

Series 2003-BC13, Class B* (a) (d)	6.00/6.50		11/25/33	3,750	@	3,497,689

Series 2004-3, Class B* (d)	6.00/6.50		04/25/34	2,500		2,301,580

						11,763,979

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2005				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Wells Fargo Alternative Loan Trust

Series 2005-1, Class B5	5.50%		03/25/35	$324		$214,479

Series 2005-1, Class B6	5.50		02/25/35	432		142,517

						356,996

Total Asset-Backed Securities

(Cost – $47,556,251)						46,103,609

COMMERCIAL MORTGAGE BACKED SECURITIES – 84.6%

Subordinated Collateralized Mortgage Obligations – 20.9%

ARC Subordinated Participating Class B-3	6.83	†	02/11/06	2,540		2,540,095
Harborview Mortgage Loan Trust

Series 2005-1, Class B4* (c)	5.17	†	03/19/35	1,167		992,492

Series 2005-1, Class B5* (c)	5.17	†	03/19/35	1,701		1,106,249

Series 2005-1, Class B6* (c)	5.17	†	03/19/35	2,189		492,553

						2,591,294

Pierre Laclede Center B-Participating	6.41	†	03/07/06	15,000		15,000,000

Shidler B-Note Participating	5.85	†	01/09/07	10,000		10,000,000

Sunset Media Subordinated Participating Class 3B	7.01	†	02/11/08	2,148		2,147,962

Wachovia Capital Center	6.22	†	02/01/10	5,000		5,000,000

						32,147,962

Total Subordinated Collateralized Mortgage Obligations

(Cost – $37,373,105)						37,279,351

Other Commercial Mortgage Backed Securities — 63.7%
Banc America Commercial Mortgage, Inc.

Series 2004-6, Class A5	4.81		12/10/42	4,000	@	3,966,736

Series 2004-6, Class F*	5.17	†	12/10/42	2,500		2,430,875

Series 2002-PB2, Class K*	6.29		06/11/35	2,000		2,049,840

						8,447,451

Banc America Large Loan, Inc.

Series 2005-BOCA, Class L*	5.09	†	12/15/16	1,698		1,703,671
Bear Stearns Commercial Mortgage Securities

Series 2004-ESA, Class A3*	4.74		05/14/16	3,500	@	3,509,506

Series 2004-T16, Class A6	4.75		02/13/46	5,300	@	5,237,630

Series 2004-PWR6, Class F*	5.45	†	11/11/41	2,250		2,225,039

Series 2004-PWR5, Class F*	5.48	†	07/11/42	3,500	@	3,476,224

Series 2004-PWR6, Class G*	5.48	†	11/11/41	1,000		982,500

Series 1999-C1, Class J*	5.64		02/14/31	2,390		42,303

Series 1999-C1, Class K*(e)	5.64		02/14/31	1,767		0

						15,473,202

Cascades Mezzanine Note	9.15	†	06/03/08	5,500		5,500,000
Chase Commercial Mortgage Securities Corp.

Series 2000-2, Class J*	6.65		07/15/10	7,387		4,171,251

Churchill Hotel B Notes	6.48	†	08/09/05	1,417		1,417,362
Commercial Mortgage Acceptance Corp.

Series 1998-C2, Class F*	5.44	†	09/15/30	5,000	@	5,023,800

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2005				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.

Series 2003-C3, Class J*	4.23	%†	05/15/38	$1,200		$1,040,292

Series 2004-C5, Class F*	5.32	†	11/15/37	3,000	@	2,925,249

						3,965,541

First Union National Bank Commercial Mortgage

Series 2001-C2, Class K*	6.46		01/12/43	1,499		1,524,580
Greenwich Capital Commercial Funding Corp.

Series 2005-GG3, Class G*	5.44	†	08/10/42	5,000	@	4,864,550
Heller Financial Commercial Mortgage Asset

Series 2000-PH1, Class G*	6.75		01/17/34	2,925		3,141,362
JP Morgan Commercial Mortgage Finance Corp.

Series 2004-C2, Class A3	5.38	†	05/15/41	5,000	@	5,129,990

Series 2004-PNC1, Class A4	5.55	†	06/12/41	5,000	@	5,190,300

Series 1999-C7, Class F*	6.00		10/15/35	6,000		6,098,640

						16,418,930

LB-UBS Commercial Mortgage Trust

Series 2002-C2, Class V**	0.00		07/15/32	0		0

Series 2005-C1, Class G*	5.16	†	02/15/40	4,286	@	4,194,039

Series 2001-C7, Class J*	5.87		11/15/33	3,662	@	3,618,452

Series 2001-C7, Class L*	5.87		11/15/33	3,299		2,946,063

						10,758,554

Morgan Stanley Cap I Inc.

Series 2004-HQ4, Class G*	5.53	†	04/14/40	1,000		979,199

Series 1998-WF1, Class F*	7.30		03/15/30	5,000	@	5,234,450

						6,213,649

Mortgage Capital Funding, Inc.

Series 1996-MC1, Class G*	7.15		06/15/06	2,900	@	2,950,692
Nationslink Funding Corp.

Series 1998-2, Class F*	7.11		08/20/30	5,625		6,162,364
PNC Mortgage Acceptance Corp.

Series 2001-C1, Class H*	5.91		03/12/34	1,875		1,884,488
Salomon Brothers Mortgage Securities VII, Inc.

Series 1999-C1, Class H	7.00	†	05/18/32	6,700		7,088,466
Wachovia Bank Commercial Mortgage Trust

Series 2005-C18, Class J*	4.70		04/15/42	624		532,317

Series 2005-C18, Class K*	4.70		04/15/42	832		689,119

Series 2005-C18, Class L*	4.70		04/15/42	797		581,553

Series 2005-C18, Class M*	4.70		04/15/42	532		353,714

Series 2005-C18, Class N*	4.70		04/15/42	353		219,377

Series 2002-C2, Class P*	4.94		11/15/34	10,044		2,753,059

Series 2003-C3, Class J*	4.98		02/15/35	2,045		1,901,658

						7,030,797

Total Other Commercial Mortgage Backed Securities

(Cost – $108,676,085)						113,740,710

Total Commercial Mortgage Backed Securities

(Cost – $146,049,190)						151,020,061

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2005				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 17.6%

Subordinated Collateralized Mortgage Obligations – 17.6%
Citicorp Mortgage Securities, Inc.

Series 2003-4, Class B4	5.00%		03/25/18	$304	$284,642

Series 2003-4, Class B5	5.00		03/25/18	152	130,854

Series 2003-4, Class B6	5.00		03/25/18	304	200,832

Series 2003-5, Class B4	5.34	†	04/25/33	522	491,182

Series 2003-5, Class B5	5.34	†	04/25/33	348	273,724

Series 2003-5, Class B6	5.34	†	04/25/33	523	277,181

Series 2002-11, Class B4*	5.83	†	11/25/32	991	977,383

Series 2002-11, Class B5	5.83	†	11/25/32	495	445,906

Series 2002-11, Class B6*	5.83	†	11/25/32	744	557,992

					3,639,696

G3 Mortgage Reinsurance Ltd.

Series 1, Class EH*	23.50	†	05/25/08	2,403	2,649,638
GS Mortgage Securities Corporation II

Series 2004-GG2, Class A6	5.40	†	08/10/38	5,000 @	5,162,980
Residential Finance Limited Partnership

Series 2002-A, Class B7	9.05	†	10/10/34	3,363	3,421,019
Residential Funding Mortgage Sec I

Series 2003-S6, Class B1	5.00		04/25/18	182	161,425

Series 2003-S6, Class B2	5.00		04/25/18	91	67,909

Series 2003-S6, Class B3	5.00		04/25/18	182	65,801

					295,135

Resix Financial Ltd.

Series 2004-C, Class B7*	6.85	†	09/10/36	1,978	2,019,771

Series 2004-A, Class B8*	8.35	†	02/10/36	859	884,463

Series 2003-D, Class B7*	9.10	†	12/10/35	2,920	3,014,724

Series 2005-A, Class B9*	9.10	†	03/10/37	1,369	1,368,694

Series 2003-CB1, Class B8*	10.10	†	06/10/35	1,130	1,180,980

Series 2005-A, Class B10*	11.90	†	03/10/37	1,068	1,067,581

Series 2004-A, Class B11*	17.90	†	02/10/36	981	1,030,441

					10,566,654

Washington Mutual

Series 2005-AR2, Class B11	4.51	†	01/25/45	4,780	3,019,962

Series 2005-AR2, Class B12	4.51	†	01/25/45	4,096	737,217

Series 2003-S3, Class CB5	5.40	†	06/25/33	1,149	954,181

Series 2003-S3, Class CB6	5.40	†	06/25/33	1,149	580,185

					5,291,545

Wells Fargo Mortgage Backed Securities Trust

Series 2005-AR4, Class B6	4.58	†	04/25/35	1,199	413,623

Total Subordinated Collateralized Mortgage Obligations

(Cost – $30,193,875)					31,440,290

Total Non-Agency Residential Mortgage Backed Securities

(Cost – $30,193,875)					31,440,290

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments
July 31, 2005		Value
	Shares	(Note 2)

PREFERRED STOCKS – 9.8%

Apartment Investment & Management Co., Series Y, 7.88% (REIT)	40,000	$1,018,000

CBL & Associates Prpoperties, Inc., Series D, 7.38% (REIT)	80,000	2,028,800

Cousins Properties, Inc., Series B, 7.50%	80,000	2,028,000

Innkeepers USA, Series C, 8.00% (REIT)	30,000	772,500

Istar Financial, Inc., Series E, 7.88% (REIT)	25,000	650,000

Kilroy Reality Corp., Series F, 7.50% (REIT)	80,000	2,032,000

Prologis Trust, Series F, 6.75% (REIT)	47,378	1,219,983

Public Storage, Inc., Series B, 7.13% (REIT)	40,000	1,039,600

Regency Centers Corp., 7.25% (REIT)	80,000	2,068,800

SL Green Reality Corp., Series D, 7.88% (REIT)	100,000	2,596,000

United Dominion Realty, Series B, 8.60% (REIT)	15,285	408,110

Vornado Realty Trust, Series E, 7.00% (REIT)	60,000	1,560,000

Total Preferred Stocks

(Cost – $16,960,684)		17,421,793

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 0.9%

Short Term Investments – 0.9%

Federal Home Loan Discount Note (b)	3.10%	08/01/05	$1,600	1,599,841

United States Treasury Bill (b)	3.23	09/15/05	100	99,607

Total Short Term Investments

(Cost – $1,699,541)				1,699,448

Total Short Term Investments

(Cost – $1,699,541)				1,699,448

Total Investments – 138.7%

(Cost – $242,459,541)				247,685,201

Liabilities in Excess of Other Assets – (38.7)%				(69,107,053)

NET ASSETS – 100.0%				$178,578,148

@	—	Portion of entire principal amount delivered as collateral for reverse repurchase agreements
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only resold in transactions exempt from registration, normally to qualified institutional buyers
**	—	Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T, and U
†	—	Variable Rate Security — Interest Rate is in effect as of July 31, 2005
#	—	Portion or entire principal amount is held as collateral for open futures contracts (Note 7)
(a)	—	Interest rate and principal amount are based on the notional amount of the underlying mortgage pools
(b)	—	Zero Coupon Notes — Interest rate represents current yield to maturity
(c)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin
(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up
(e)	—	Bond is in default
REIT	—	Real Estate Investment Trust

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Assets and Liabilities
July 31, 2005

Assets:

Investments in securities, at market (cost $242,459,541) (Note 2)	$247,685,201

Cash	206,422

Cash collateral held for margin requirement on swap contracts	489,000

Interest and dividends receivable	1,165,188

Net unrealized appreciation on swap contracts (Note 2)	890,495

Receivable for investments sold	821

Principal paydowns receivable	1,095

Prepaid expenses and other assets	41,489

Total assets	250,479,711

Liabilities:

Reverse repurchase agreements (Note 5)	71,607,000

Interest payable for reverse repurchase agreements (Note 5)	141,422

Investment advisory fee payable (Note 3)	72,631

Variation margin payable	39,374

Administration fee payable (Note 3)	14,413

Directors’ fees payable	457

Accrued expenses and other liabilities	26,266

Total liabilities	71,901,563

Net Assets (equivalent to $6.96 per share based on 25,673,817 shares issued and outstanding)	$178,578,148

Composition of Net Assets:

Capital stock, at par value ($.001) (Note 6)	$25,671

Additional paid-in capital	173,406,410

Accumulated net realized loss	(914,749)

Net unrealized appreciation	6,060,816

Net assets applicable to capital stock outstanding	$178,578,148

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Operations
July 31, 2005

Investment Income (Note 2):

Interest	$15,880,289

Dividends	991,652

16,871,941

Expenses:

Investment advisory fee (Note 3)	757,234

Administration fee (Note 3)	224,941

Insurance	123,450

Legal fees	71,738

Custodian	58,818

Audit and tax service fees	39,426

Reports to shareholders	22,701

Directors’ fees	20,151

Miscellaneous	2,108

Total operating expenses	1,320,567

Interest expense on reverse repurchase agreements (Note 5)	1,093,210

Total expenses	2,413,777

Less expenses waived by the investment adviser (Note 3)	(184,717)

Net expenses	2,229,060

Net investment income	14,642,881

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 8):

Net realized loss on:

Investment transactions	(491,789)

Swap contracts	(330,613)

Futures transactions	(92,347)

Net realized loss on investment transactions, swap contracts and futures transactions	(914,749)

Net change in unrealized appreciation/depreciation on: Investments	2,635,478

Swap contracts	(184,670)

Futures	(51,517)

Net change in unrealized appreciation/depreciation on investments, short sales, swap contracts and futures	2,399,291

Net realized and unrealized gain on investments, short sales, swap contracts and futures	1,484,542

Net increase in net assets resulting from operations	$16,127,423

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
	July 31, 2005	July 31, 2004*

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$14,642,881	$11,555,226

Net realized gain (loss) on investment transactions and swap contracts	(914,749)	356,673

Net change in unrealized appreciation/depreciation on investments, short sales, swap contracts and futures	2,399,291	(1,761,710)

Net increase in net assets resulting from operations	16,127,423	10,150,189

Dividends to Shareholders (Note 2):

Net investment income	(15,234,447)	(12,020,078)

Net realized gains	(402,488)	(755,284)

Total Dividends	(15,636,935)	(12,775,362)

Capital Stock Transactions (Note 6):

Net Proceeds from sales of shares (3,308,019 and 4,016,063 shares, respectively)	25,007,991	30,000,000

Issued to shareholders in reinvestment of distributions (2,242,519 and 1,875,971 shares, respectively)	15,636,935	12,775,362

Cost of Fund shares redeemed (174,263 shares)	(1,245,982)	—

Net increase from capital stock transactions	39,398,944	42,775,362

Total increase in net assets	39,889,432	40,150,189

Net Assets:

Beginning of year	138,688,716	98,538,527

End of year	$178,578,148	$138,688,716

*	Certain amounts have been reclassified to conform to current year presentation. See Note 2 — Swap Agreements.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Cash Flows
For the Year Ended July 31, 2005

Increase (Decrease) in Cash:

Cash flows used in operating activities:

Net increase in net assets resulting from operations	$16,127,423

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Purchases of long-term portfolio investments and securities sold short	(153,675,223)

Proceeds from disposition of long-term portfolio investments and principal paydowns	56,754,880

Proceeds from sales of short-term portfolio investments, net	7,099,737

Increase in interest and dividend receivable	(497,430)

Decrease in receivable for investments sold and paydowns	16,022

Decrease in prepaid expenses and other assets	8,010

Decrease in variation margin payable	(15,376)

Increase in interest payable for reverse repurchase agreements	141,422

Decrease in payable for investments purchased	(15,075,960)

Increase in investment advisory fee payable	46,434

Decrease in administration fee payable	(427)

Decrease in accrued expenses and other liabilities	(21,419)

Net accretion on investments	(3,705,952)

Unrealized appreciation on investments	(2,399,291)

Net realized loss on investment transactions	491,789

Net cash used in operating activities	(94,705,361)

Cash flows provided by financing activities:

Proceeds from shares sold	25,007,991

Payment on shares redeemed	(1,245,982)

Net cash provided by reverse repurchase agreements	71,607,000

Dividends paid to shareholders, net of reinvestments	—

Net cash provided by financing activities	95,369,009

Net increase in cash	663,648

Cash at beginning of year	31,774

Cash at end of year	$695,422

Noncash financing activities not included herein consist of reinvestment of dividends of $15,636,935.

Interest payments for the year ended July 31, 2005, totaled $951,788.

Cash at end of year includes $489,000 received for margin requirements on swap contracts.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Financial Highlights

	For the Year Ended

	July 31, 2005	July 31, 2004*	July 31, 2003*	July 31, 2002	July 31, 2001

Per Share Operating Performance:

Net asset value, beginning of year	$6.83	$6.84	$11.14	$10.64	$10.18

Net investment income	0.65 **	0.76 **	0.76	0.91	0.72

Net realized and unrealized gains (losses) on investments, short sales, futures and swap contracts	0.15	(0.08)	0.28	0.63	0.69

Net increase (decrease) in net asset value resulting from operations	0.80	0.68	1.04	1.54	1.41

Dividends from net investment income	(0.65)	(0.65)	(1.39)	(0.87)	(0.82)

Dividends from net realized gains	(0.02)	(0.04)	(0.92)	(0.17)	(0.13)

Dividends from returns of capital	—	—	(3.03)	0.00	0.00

Total dividends	(0.67)	(0.69)	(5.34)	(1.04)	(0.95)

Net asset value, end of year	$6.96	$6.83	$6.84	$11.14	$10.64

Total Investment Return	11.74%	10.02%	8.98%	15.07%	14.22%

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of year (000’s)	$178,578	$138,689	$98,539	$158,922	$110,770

Operating expenses	0.87%	0.89%	0.77%	0.81%	0.88%

Interest expense	0.72%	0.33%	0.05%	0.00%	0.00%

Total expenses	1.59%	1.22%	0.82%	0.81%	0.88%

Total expenses including fee waiver and excluding interest expense	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	9.67%	11.02%	7.75%	9.08%	7.84%

Portfolio turnover rate	31%	51%	83%	113%	41%

(1)	Not Annualized

(2)	Annualized

*	As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within net investment income, to components of realized and unrealized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the interest expense and total expense ratios and increase the net investment income ratio by 0.12% and increase net investment income per share by $0.01 and decrease net realized and unrealized gains (losses) on investments, and swap contracts per share by $0.01 for the six months ended January 31, 2005. For consistency, similar reclassifications have been made to prior year amounts, resulting in a reduction to the interest expense and total expense ratios and increase to the net investment income ratio of 0.38% and an increase to net investment income per share by $0.03 and a decrease to net realized and unrealized gains (losses) on investments, and swap contracts per share by $0.03 for the year ended July 31, 2004, a reduction to the interest expense and total expense ratios and an increase to the net investment income ratio of 0.02% and an increase to net investment income per share of less than $0.005 and a decrease net realized and unrealized gains (losses) on investments swap contracts per share by less than $0.005 for the fiscal year ended July 31, 2003.

**	Calculated based on the average shares outstanding during the year.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2005

1.     The Fund

The Hyperion Strategic Bond Fund, Inc. (the “Fund”) (formerly Hyperion High-Yield CMBS Fund, Inc.) was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified closed-end management investment company. The Fund has an agreement with its majority shareholder to liquidate the Fund by December 31, 2005, unless the majority shareholder agrees to continue its investment in the Fund.

The Fund’s investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund’s investment objective will be achieved.

2.     Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown gain (loss) on mortgage-backed and asset-backed securities are treated as an adjustment to interest income.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund regularly invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Capital Management, Inc. (the “Adviser”) is responsible for determining that the value of these

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2005

underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 8 for a summary of all open swap agreements as of July 31, 2005.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3.     Investment Advisory Agreements and Affiliated Transactions

Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Adviser as described in the Proxy Statement to Stockholders dated April 6, 2005 (the “Transaction”) the Fund entered into an Investment Advisory Agreement (the “New Investment Advisory Agreement”) with the Adviser on April 28, 2005. The Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The New Investment Advisory Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the New Investment Advisory Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. Prior to August 2003, the Fund’s investment adviser was Lend Lease Hyperion Capital Advisers, L.L.C. In August 2003, the Fund’s investment adviser changed to Hyperion Capital Management, Inc., with whom the Fund entered into an Investment Advisory Agreement. The New Investment Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services equal to 0.50% of the average weekly net asset value of the Fund.

During the year ended July 31, 2005, the Adviser earned $757,234 in Management fees, of which the Adviser has waived $184,717 of its fee.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2005

The Adviser has agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed 0.75% of average daily net assets per annum.

The Fund has entered into an Administration Agreement with the Adviser. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the year ended July 31, 2005, the Adviser earned $224,941 in Administration fees. The Adviser is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser. The Fund does not pay any compensation directly to its officers or directors who are directors, officers or employees of the Adviser or its affiliates. Each other director receives a meeting attendance fee of $1,750 for each meeting of the Board of Directors attended. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the year ended July 31, 2005, were $153,675,223 and $42,484,722, respectively. Purchases and sales of U.S. Government securities, excluding short-term securities, for the year ended July 31, 2005 were $0 and $15,177,750, respectively. For the purposes of this footnote, U.S. Government securities includes securities issued by the Federal Home Loan Mortgage Corporation.

5.     Borrowings

Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Fundee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2005

At July 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$2,584,000	Bank of America, 3.84%, dated 07/06/05, maturity date 08/03/05	$2,591,718

4,998,000	Bank of America, 3.39%, dated 07/06/05, maturity date 08/03/05	5,011,178

5,046,000	Bear Stearns, 3.39%, dated 07/06/05, maturity date 08/03/05	5,059,305

3,827,000	Bear Stearns, 3.39%, dated 07/06/05, maturity date 08/03/05	3,837,091

3,361,000	Bear Stearns, 3.40%, dated 07/07/05, maturity date 08/04/05	3,369,888

2,765,000	Bear Stearns, 3.95%, dated 07/07/05, maturity date 08/04/05	2,773,495

2,793,000	Bear Stearns, 3.94%, dated 07/20/05, maturity date 08/23/05	2,803,388

3,815,000	Bear Stearns, 4.04%, dated 07/20/05, maturity date 08/23/05	3,829,550

2,406,000	CS First Boston, 3.74%, dated 07/06/05, maturity date 08/04/05	2,413,249

2,849,000	Goldman Sachs, 3.45%, dated 07/07/05, maturity date 08/04/05	2,856,645

3,917,000	Goldman Sachs, 3.66%, dated 07/14/05, maturity date 09/15/05	3,942,088

4,968,000	Greenwich Capital, 3.43%, dated 07/11/05, maturity date 08/08/05	4,981,254

3,978,000	Greenwich Capital, 3.94%, dated 07/20/05, maturity date 08/25/05	3,993,673

3,376,000	Greenwich Capital, 3.99%, dated 07/20/05, maturity date 08/25/05	3,389,470

2,106,000	Greenwich Capital, 3.99%, dated 07/20/05, maturity date 08/25/05	2,114,403

4,927,000	JP Morgan Chase, 3.43%, dated 07/11/05, maturity date 08/08/05	4,940,144

3,639,000	Lehman Brothers, Inc., 3.78%, dated 07/18/05, maturity date 08/22/05	3,652,373

3,502,000	Lehman Brothers, Inc., 3.86%, dated 07/21/05, maturity date 08/25/05	3,515,142

2,784,000	Lehman Brothers, Inc., 4.11%, dated 07/21/05, maturity date 08/25/05	2,795,124

3,966,000	Morgan Stanley, Inc., 3.70%, dated 07/07/05, maturity date 08/04/05	3,977,413

$71,607,000

	Maturity Amount, Including Interest Payable	$71,846,591

	Market Value of Assets Sold Under Agreements	$83,658,503

	Weighted Average Interest Rate	3.68%

The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2005, was approximately $32,573,794 at a weighted average interest rate of 3.36%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $73,376,577 as of July 5, 2005, which was 29.03% of total assets.

6.     Capital Stock

There are 100 million shares of $0.001 par value common stock authorized. Of the 25,673,817 shares outstanding at July 31, 2005, the Adviser owned 26,300 shares. On October 1, 2004 the Fund purchased 174,263 shares of its common stock to provide liquidity to the Fund’s shareholder’s since the Fund’s shares are not sold on a secondary market. The value of the purchased shares amounted to $1,245,982.

7.     Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

During the year ended July 31, 2005, the tax character of distributions paid was from:

Net investment income	$15,234,447

Net realized gain	402,488

Total dividends	$15,636,935

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements
July 31, 2005

At July 31, 2005, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Undistributed Tax Ordinary Income	$0

Accumulated capital loss	$914,749

Unrealized appreciation	$6,060,816

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at July 31, 2005 was $242,459,541. Net unrealized appreciation was $5,225,660 (gross unrealized appreciation — $11,241,446; gross unrealized depreciation — $6,015,786)

Capital Account Reclassification: For the year ended July 31, 2005, the Fund’s undistributed net investment income was increased by $591,566 and accumulated net realized gain increased by $402,488, with a net offsetting decrease to paid-in capital of $994,054. These adjustments were primarily the result of reclassification of income distributions to paid-in capital.

8.     Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

At July 31, 2005, the following swap agreements were outstanding:

	Expiration		Net Unrealized
Notional Amount	Date	Description	Appreciation

$15,000,000	06/18/13	Agreement with Goldman Sachs Capital Markets, LP, dated 06/26/03 to pay semi-annually the notional amount multiplied by 3.853% and to receive quarterly the notional amount multiplied by 3 month USD- LIBOR-BBA.	$785,168
15,000,000	12/21/14	Agreement with Goldman Sachs Capital Markets, LP, dated 12/17/04 to pay semi-annually the notional amount multiplied by 4.605% and to receive quarterly the notional amount multiplied by 3 month USD- LIBOR-BBA.	105,328

			$890,495

As of July 31, 2005, the fund had the following long futures contracts outstanding:

Number of		Notional	Unrealized
Contracts	Description	Value	Depreciation

60	U.S. Treasury Notes — 10 Year Futures	6,659,064	$(14,421)

9.     Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PROXY RESULTS (Unaudited)

During the year ended July 31, 2005, Hyperion Strategic Bond Fund, Inc. shareholders voted on the following proposals at a shareholders’ meeting on April 19, 2005. The description of each proposal and number of shares voted are as follows:

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

Approval of New Investment Advisory Agreement:	15,735,078	0.00	4,500,835

HYPERION STRATEGIC BOND FUND, INC.
Board Considerations Relating to the New Investment Advisory Agreement (Unaudited)

On February 23, 2005, the Board of Directors held a meeting called for the purpose of considering the New Investment Advisory Agreement and, after careful review, determined that approving the New Investment Advisory Agreement was in the best interests of the stockholders. At the meeting, senior officers of the Adviser discussed the Transaction and discussed the need to approve the New Investment Advisory Agreement due to the change of control of the Adviser. The Board of Directors considered a wide range of information, including information of the type they regularly consider when determining to continue the Fund’s advisory agreement. In determining that the New Investment Advisory Agreement was in the best interests of the stockholders, the Board of Directors considered all factors deemed to be relevant to the Fund, including, but not limited to:

•	the expectation that the operation of the Adviser and the Fund’s day-to-day management, including the Fund’s portfolio manager, will remain unchanged for the foreseeable future;

•	the Adviser and its personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources and investment process will remain unchanged;

•	the Adviser will also have access to the resources and personnel of Brascan;

•	the financial viability of the Adviser will remain unchanged;

•	the terms of the New Investment Advisory Agreement, including the fee, will not change;

•	the nature, extent and quality of the services that the Adviser has been providing to the Fund will remain unchanged;

•	the investment performance of the Fund and of similar funds managed by other advisers over various periods;

•	the Advisory fee rate payable to the Adviser by the Fund and by other client accounts managed by the Adviser, and payable by similar funds managed by other advisers;

•	the total expense ratio of the Fund and of similar funds managed by other advisers;

•	compensation payable by the Fund to affiliates of the Adviser for other services; and

•	the profitability of the Adviser and its affiliates and the extent to which economies of scale would be realized as the Fund grows.

The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through board meetings, conversations and reports.

The Board compared the Advisory fees and total expense ratio of the Fund with various comparative data that it had been provided with in approving the Fund’s previous Investment Advisory Agreement. This data compared the advisory fee to be paid under the New Investment Advisory Agreement and estimates of the other expenses to be paid by the Fund to the advisory fees and other expenses paid by comparable funds. The comparative data assisted the Board in assessing the fairness and reasonableness of the advisory fee to be paid under the New Investment Advisory Agreement as well as the total estimated expenses to be paid by the Fund. The Board considered the Fund’s recent performance results and noted that the Board reviews on a quarterly basis information about the Fund’s performance results, portfolio composition and investment strategies. The Board also considered the administration fee paid to the Adviser under the Fund’s Administration Agreement. The Board noted that the Fund’s advisory fee and total expenses were equal to or below the median of advisory fees and total expenses paid by its peer group of funds. The Board also considered that the Fund outperformed its benchmark, which is the Merrill Lynch US High Yield Index II, for the twelve month period ended December 31, 2004. The Board did not compare the Fund’s performance to that of other funds because the Directors did not believe that there were any funds with a comparable investment strategy. The Board also took into consideration the financial condition and profitability of the Adviser and Brascan and any indirect benefits derived by the Adviser from the Adviser’s relationship with the Fund.

In considering the approval of the New Investment Advisory Agreement, the Board, including the Disinterested Directors, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Disinterested Directors, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the New Investment Advisory Agreement; performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives; and the proposed advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser. The Board further determined that the change in control of the Adviser did not present any material change in the

HYPERION STRATEGIC BOND FUND, INC.
Board Considerations Relating to the New Investment Advisory Agreement (Unaudited) (Continued)

type and quality of service it would provide to the Fund. Noting that the realization of economies of scale is usually reflected by including breakpoints in an advisory fee schedule, the Board concluded that because the Fund’s advisory fee and total expenses were equal of or below the median of advisory fees and total expenses paid by its peer group of funds, there was no need to include breakpoints in the Fund’s Advisory fee schedule in order for the Fund’s shareholders to benefit from economies of scale as the Fund grew.

The directors also considered the provisions of Section 15(f) of the 1940 Act, which provides, in relevant part, that affiliated persons may receive compensation if (1) for a period of three years after the Transaction at least 75 percent of the directors of the Fund are independent of the Adviser and (2) an “unfair burden” is not imposed on the Fund as a result of the Transaction. The Adviser has agreed not to seek any increase in the advisory fees for a period of at least two years and has agreed to pay all costs associated with the 2005 Special Meeting of Stockholders due to the Transaction. In addition, it is expected that at least 75 percent of the Fund’s directors will be Disinterested Directors.

After carefully reviewing all of these factors, the Board, including the Disinterested Directors, unanimously approved the New Investment Advisory Agreement and recommended that the Fund’s stockholders vote to approve the New Investment Advisory Agreement.

HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Strategic Bond Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s)	Portfolios in Fund
Name, Address	Office and Length of	During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Robert F. Birch c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 69	Director, Member of the Audit Committee Elected since April 2002	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); President of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001 to Present).	5
Harald R. Hansen c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 72	Director, Member of the Audit Committee Elected since November 2003	Chief Executive Officer (1987) and Chairman (1989-1996) of First Union National of Georgia; Executive Vice President in charge of the General Banking Group of First National Bank of Georgia; Director of Atlanta Symphony, Midtown Alliance and U.S. Disabled Athletes Fund; Trustee and Vice Chairman of the Board of Oglethorpe University; President of the Board of Trustees of Asheville School; Trustee of the Tull Foundation; Member of Corporate Boards of Magnet Communication, Inc. and Wachovia Corp.	2

Clifford E. Lai* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 52	Director and Chairman of the Board Elected since November 2003	President (1998-Present) and Chief Investment Officer (1993-2002) of the Advisor; Co- Chairman (2003-Present) and Board of Managers (1995-Present) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC); President of several investment companies advised by the Advisor (1995-Present).	5

Rodman L. Drake c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 62	Director, Member of the Audit Committee Elected since May 2005	Chairman (Dec 2003-Present) and Director of several investment companies advised by the Advisor (1989-Present); Co-founder of Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director of Hotelevision, Inc. (1999-2003); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-Present); Director of Absolute Quality Inc. (2000- 2004); Trustee of Excelsior Funds (32) (1994-Present); President of Continuation Investments Group Inc. (1997-2001).	5

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Capital Management, Inc., the Fund’s Advisor.

HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

John Dolan* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 52	President	Elected since September 2003	Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor.
Thomas F. Doodian* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 46	Treasurer	Elected since December 1999	Managing Director, Chief Operating Officer (1998-Present) and Director of Finance and Operations of the Advisor (1995-Present); Treasurer of several investment companies advised by the Advisor (1998-Present).
Daniel S. Kim* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 37	Chief Compliance Officer (“CCO”) & Secretary	Elected CCO since September 2004; and Secretary since January 2005	Director, General Counsel and CCO (September 2004-Present), and Secretary (January 2005- Present) of the Advisor; General Counsel and CCO (September 2004-Present), and Secretary (January 2005-Present) of Hyperion GMAC Capital Advisors, LLC; CCO (September 2004- Present) and Secretary (January 2005-Present) of several investment companies advised by the Advisor; Vice President, Asst. General Counsel and CCO (May 2001-August 2004) of Oak Hill Capital Management, Inc.; Asst. General Counsel (May 2001-August 2004) of Oak Hill Advisors, LP; Lawyer (January 2001-April 2001) at Arkin Kaplan LLP; and Law Student (January 2000-January 2001).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Capital Management, Inc., the Fund’s Advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION STRATEGIC BOND FUND, INC.
Report of Independent Registered Public Accounting Firm
July 31, 2005

To the Shareholders and Board of Directors of
Hyperion Strategic Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Hyperion Strategic Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of July 31, 2005, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements for the year ended July 31, 2004 and financial highlights of the Fund for the years ended July 31, 2001 through July 31, 2004 were audited by other auditors, whose report thereon dated September 15, 2004 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2005 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hyperion Strategic Bond Fund, Inc. as of July 31, 2005, and the results of its operations, its cash flows, the changes in its nets assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

HOLTZ RUBENSTEIN REMINICK LLP
New York, New York
September 15, 2005

HYPERION STRATEGIC BOND FUND, INC.
Additional Information

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://ww.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without change, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://ww.hyperioncapital. com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

John H. Dolan
President

Clifford E. Lai
Director and Chairman of the Board

Robert F. Birch*
Director

Rodman L. Drake*
Director

Harald R. Hansen*
Director

Thomas F. Doodian
Treasurer and Assistant Secretary

Daniel S. Kim
Secretary and CCO

* Audit Committee Members

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

Hyperion Strategic Bond Fund, Inc.

One Liberty Plaza
165 Broadway, 36th Floor
New York, NY 10006-1404

Item 2. Code of Ethics.
          As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the “Code”). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant’s Code will be provided upon request to any person without charge by contacting Daniel Kim at 1-800-HYPERION or by writing to Mr. Kim at One Liberty Plaza, 165 Broadway, 36th Floor, New York, NY 10006-1404.
Item 3. Audit Committee Financial Expert.
          The Registrant’s Board of Directors has determined that none of the members of the Registrant’s Audit Committee is an “audit committee financial expert” as that term is defined in the instructions to this Item. The Registrant’s Board of Directors has also determined that there is no need to appoint a Director to the Audit Committee who qualifies as an “audit committee financial expert” at this time because the Board of Directors believes that each member of the Audit Committee is “financially literate” as that term is used in the rules of the New York Stock Exchange and that each has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the Audit Committee members are qualified to evaluate the Registrant’s financial statements, supervise the Registrant’s preparation of its financial statements, and oversee the work of the Registrant’s independent auditors.
Item 4. Principal Accountant Fees and Services.
          Audit Fees
          For the fiscal year ended July 31, 2005, Holtz Rubenstein Reminick LLP (“HRR”) billed the Registrant aggregate fees of $34,000 for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.
          For the fiscal year ended July 31, 2004, Schwartz & Hofflich, LLP (“S&H”) billed the Registrant aggregate fees of $36,875 for professional services rendered for the audit of the Registrant’s annual financial statements and review of financial statements included in the Registrant’s annual report to shareholders.
          Tax Fees
          In the fiscal year ended July 31, 2005, S&H billed the Registrant aggregate fees of $4,225 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
          In the fiscal year ended July 31, 2004, S&H billed the Registrant aggregate fees of $4,175 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services

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comprising the Tax Fees was the review of the Registrant’s income tax returns and tax distribution requirements.
          Non-Audit Fees
          In the fiscal years ended July 31, 2005 and July 31, 2004, S&H billed the Adviser aggregate fees of $370.00 and $740.00, respectively.
Item 5. Audit Committee of Listed Registrants.
          Not applicable.
Item 6. Schedule of Investments.
          Please see Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
POLICIES AND PROCEDURES FOR VOTING PROXIES
Purpose. The purpose of this document is to describe the policies and procedures for voting proxies received from issuers whose securities are held by the Fund. These policies and procedures are to be implemented by the investment adviser or sub-adviser, if any, (the “Adviser”) to the Fund.
Definition of Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter
Policy for Voting Proxies.
Fiduciary Considerations. Proxies are voted solely in the interests of the shareholders of the Fund. Any conflict of interest must be resolved in the way that will most benefit the shareholders.
Management Recommendations. Because the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should normally be given substantial weight.
The vote with respect to most routine issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Fund’s shareholders.
          4. Conflicts of Interest. The Fund recognizes that under certain circumstances its Adviser may have a conflict of interest in voting proxies on behalf of the Fund. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and

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employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager (see below). The Adviser shall not vote proxies relating to such issuers on behalf of its client accounts until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Board of Directors. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Board of Directors and the Adviser shall follow the instructions of the Board of Directors. The proxy manager shall keep a record of all materiality decisions and report them to the Board of Directors on a quarterly basis.
          5. Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.
Non-routine Proposals.
Guidelines on Anti-takeover Issues. Because anti-takeover proposals generally reduce shareholders’ rights, the vote with respect to these proposals should generally be “against.” During review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast.
Guidelines on Social and Political Issues. Social and political issues should be reviewed on a case by case basis. Votes should generally be cast with management on social or political issues, subject to review by the proxy manager.
Proxy Manager Approval. Votes on non-routine matters (including the matters in paragraph 6 and mergers, stock option and other compensation plans) and votes against a management’s recommendations are subject to approval by the proxy manager. The chief investment officer or his delegatee shall be the proxy manager.
Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these policies and procedures.
Report to the Board. On a quarterly basis, the proxy manager or his designee will report in writing to the Board of Directors on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management’s recommendations.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
          Not applicable.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
          None.
Item 10. Submission of Matters to a Vote of Security Holders.
          None.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

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SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HYPERION STRATEGIC BOND FUND, INC.

By:	/s/ John H. Dolan

John H. Dolan
Principal Executive Officer
Date: October 6, 2005
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Dolan

John H. Dolan
Principal Executive Officer
Date: October 6, 2005

By:	/s/ Thomas F. Doodian

Thomas F. Doodian
Treasurer and Principal Financial Officer
Date: October 6, 2005

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